UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          CastleRock Management, LLC
Address:       101 Park Avenue, 23rd Floor
               New York, NY 10178

Form 13F File Number: 028-5611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Paul P. Tanico and Ellen H. Adams
Title:         Managing Members
Phone:         212-251-3300

Signature, Place, and Date of Signing:

/s/ Paul P. Tanico               New York, NY                  5/11/04
------------------               ------------                  -------
    [Signature]                  [City, State]                 [Date]

/s/ Ellen H. Adams               New York, NY                  5/11/04
------------------               ------------                  -------
    [Signature]                  [City, State]                  [Date]

--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



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INVESTMENT MANAGER: CASTLEROCK MANAGEMENT, LLC
PORTFOLIO OF SECURITIES AS OF MARCH 31, 2004

                                   TITLE                VALUE      SHRS/      SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
             NAME OF ISSUER      OF CLASS     CUSIP   (X$1,000)   PRN AMT     PRN CALL DISCRETION  MANAGERS      SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS INC              COM     00751Y106      6,274    154,264   SH          SOLE       01         154,264   0      0
AMERICAN HOME MORTGAGE              COM     02660R107      4,277    148,500   SH          SOLE       01         148,500   0      0
AMERICAN TOWER SYSTEM CORP         CL A     029912201      3,948    347,800   SH          SOLE       01         347,800   0      0
AMERICREDIT CORP                    COM     03060R101      7,089    416,250   SH          SOLE       01         416,250   0      0
APPLIED MATERIALS INC               COM     038222105      9,840    461,331   SH          SOLE       01         461,331   0      0
ASHFORD HOSPITALITY TR INC        COM SHS   044103109      3,161    310,220   SH          SOLE       01         310,220   0      0
BANK OF NEW YORK CO INC             COM     064057102        266      8,449   SH          SOLE       01           8,449   0      0
BED BATH & BEYOND INC               COM     075896100      2,568     61,300   SH          SOLE       01          61,300   0      0
COMPUTER ASSOCIATES INTL INC        COM     204912109     12,334    459,181   SH          SOLE       01         459,181   0      0
CONSOL ENERGY INC                   COM     20854P109      2,887    107,715   SH          SOLE       01         107,715   0      0
CROWN CASTLE INTL CORP              COM     228227104     10,752    851,325   SH          SOLE       01         851,325   0      0
CYMER INC                           COM     232572107      8,710    225,600   SH          SOLE       01         225,600   0      0
EPIX MEDICAL INC                    COM     26881Q101      1,639     79,000   SH          SOLE       01          79,000   0      0
EQUINIX INC                       COM NEW   29444U502      8,331    229,940   SH          SOLE       01         229,940   0      0
GUIDANT CORP                        COM     401698105      6,629    104,600   SH          SOLE       01         104,600   0      0
HONEYWELL INTL INC                  COM     438516106      1,777     52,500   SH          SOLE       01          52,500   0      0
INTEL CORP                          COM     458140100      1,686     62,000   SH          SOLE       01          62,000   0      0
INTERACTIVE DATA CORP               COM     45840J107         33      1,856   SH          SOLE       01           1,856   0      0
K2 INC                              COM     482732104      4,528    282,500   SH          SOLE       01         282,500   0      0
LAIDLAW INTL INC                    COM     50730R102      4,441    305,250   SH          SOLE       01         305,250   0      0
LEVITT CORPORATION                 CL A     52742P108        123      5,000   SH          SOLE       01           5,000   0      0
LUMINENT MORTGAGE CAPITAL INC       COM     550278303        708     50,000   SH          SOLE       01          50,000   0      0
MANDALAY RESORT GROUP               COM     562567107      6,344    110,800   SH          SOLE       01         110,800   0      0
MARVEL ENTERPRISES INC              COM     57383M108      7,515    391,619   SH          SOLE       01         391,619   0      0
MAVERICK TUBE CORP                  COM     577914104      1,660     70,500   SH          SOLE       01          70,500   0      0
MEMC ELECTRONIC MATERIALS           COM     552715104      7,539    823,900   SH          SOLE       01         823,900   0      0
MICHAELS STORES INC                 COM     594087108      5,995    123,300   SH          SOLE       01         123,300   0      0
NATIONAL SEMICONDUCTOR CORP         COM     637640103      3,377     76,000   SH          SOLE       01          76,000   0      0
NAVISTAR INTERNATIONAL CORP NEW     COM     63934E108      2,334     50,900   SH          SOLE       01          50,900   0      0
NII HOLDINGS INC                 CL B NEW   62913F201     11,404    325,080   SH          SOLE       01         325,080   0      0
PENWEST PHARMACEUTICALS CO          COM     709754105      3,223    220,570   SH          SOLE       01         220,570   0      0
SPORTS AUTHORITY INC NEW            COM     84917U109      3,865     96,440   SH          SOLE       01          96,440   0      0
TIME WARNER TELECOM INC            CL A     887319101      5,799    888,100   SH          SOLE       01         888,100   0      0
TYCO INTERNATIONAL LTD              COM     902124106      8,423    294,000   SH          SOLE       01         294,000   0      0
UNITEDGLOBALCOM                    CL A     913247508     11,571  1,362,865   SH          SOLE       01       1,362,865   0      0
VIEWPOINT CORP                      COM     92672P108         37     10,902   SH          SOLE       01          10,902   0      0
WABASH NATIONAL CORP                COM     929566107      2,580    109,330   SH          SOLE       01         109,330   0      0

                                              TOTAL      183,666


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:         183,666
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name
     01       028-6185                       CastleRock Asset Management, Inc.